Lease Commitments	12 Months Ended
Dec. 31, 2011
Commitments Disclosure [Text Block]

Note 8

Lease Commitments

In connection with the acquisition of the Mobile, Alabama Hampton Inn & Suites hotel in June 2011, the Company assumed a land lease with a remaining initial lease term of 51 years with no renewal options and is subject to an annual base rental payment with defined escalations over the life of the lease. The estimated minimum lease payments pertaining to this lease, for the five years subsequent to December 31, 2011 and thereafter are as follows (in thousands):

2012	$2
2013	2
2014	2
2015	2
2016	2
Thereafter	97

Total	$107

In connection with the acquisition of the South Bend, Indiana Fairfield Inn & Suites hotel in November 2011, the land on which the hotel resides was conveyed to the Company with an indefinite term (“Vesting Deed”). Under the terms of the Vesting Deed, the Company is required to pay to the University of Notre Dame (“University”) an amount equal to 2% of the room revenues generated by the hotel through June 2012, and 3.25% of the hotel’s room revenues thereafter. The Vesting Deed also grants the University various rights related to the property, including the right to approve changes to the use of the property and approve potential purchasers of the property.